Loan Payables	12 Months Ended
Dec. 31, 2024
Loan Payables [Abstract]
LOAN PAYABLES

16. LOAN PAYABLES

Loan payables were as follows as of the respective balance sheet dates:

	As of December 31,
	2022	2023
	RMB	RMB
Loan payables, current portion	6,500	-
Loan payables, non-current portion	-	-
	6,500	-

On September 17, 2020, Zhejiang Youguan Automobile Service Co., Ltd. (“ZJ Youguan”) entered into a loan agreement with WuYi Transportation Construction Investment Group Company Limited (“WuYi Transportation Construction”), pursuant to which ZJ Youguan was entitled to borrow a loan of RMB20,000 with a weighted average interest rate of 7.5%. ZJ Youguan drew down the amount in full. On July 1, 2021, ZJ Youguan entered into a supplementary agreement with WuYi Transportation Construction, pursuant to which ZJ Youguan shall fully repay this loan by the end of 2021. ZJ Youguan repaid RMB10,000 on July 27, 2021, RMB2,000 on October 29, 2021, RMB1,000 on December 29, 2021, and RMB500 on July 29, 2022. On June 13, 2023, ZJ Youguan entered into a settlement agreement with WuYi Transportation Construction, pursuant to which the ZJ Youguan agreed to repay all the outstanding balance of RMB6,500 before December 15, 2023. ZJ Youguan repaid RMB800 on September 1, 2023 and RMB500 on November 3, 2023, respectively. As of December 31, 2024, the outstanding balance of this loan was RMB5,200, which was overdue. The Group reclassified to Note 14 - ACCRUED EXPENSES AND OTHER LIABILITIES - Loans from third parties as the nature of this transaction has changed to a liability other than loan payable. Relevant legal proceedings are discussed in Note 23 - SUBSEQUENT EVENTS.